Offsetting, enforceable master netting arrangements and similar agreements (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Financial Instruments Set Off in Statement of Financial Position	The table provides details relating to the effect, or potential effect, of netting arrangements, including rights to set-off,
associated with the entity’s recognized financial assets and recognized financial liabilities.

Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities set off in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amounts not set off in the statements of financial position		Net amount
				Financial instruments	Cash collateral received (excluding surplus collateral)

2021

Derivatives	8,811	-	8,811	6,045	2,519	247
At December 31	8,811	-	8,811	6,045	2,519	247

2020

Derivatives	14,030	-	14,030	8,778	5,224	27
At December 31	14,030	-	14,030	8,778	5,224	27

Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets set off in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Related amounts not set off in the statements of financial position		Net amount
				Financial instruments	Cash collateral pledged (excluding surplus collateral)

2021

Derivatives	7,043	-	7,043	6,768	224	52
At December 31	7,043	-	7,043	6,768	224	52

2020

Derivatives	9,633	-	9,633	9,436	170	28
At December 31	9,633	-	9,633	9,436	170	28